LEASE LIABILITIES - Changes in lease liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Balance at beginning of year	$ 158.3	$ 153.8
Lease obligations financing right-of-use assets	56.9	45.3
Business acquisitions	226.2
Repayments	(94.8)	(42.1)
Other	(0.5)	1.3
Balance at end of year	346.1	158.3
Less current portion	(99.3)	(37.3)
Lease liabilities, non-current	$ 246.8	$ 121.0
Bottom of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	1.90%	1.90%
Top of range
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	8.50%	8.50%
Affiliated Entity
LEASE LIABILITIES
Balance at beginning of year	$ 25.4
Balance at end of year	$ 20.1	$ 25.4